Related Party Transactions (Principal Amount of Notes Payable) (Detail) - Predecessor $ in Millions	Dec. 31, 2014 USD ($)
Related Party Transaction [Line Items]
Principal amount	$ 382
TCEH Senior Notes [Member] | Energy Future Holdings Corp. [Member]
Related Party Transaction [Line Items]
Principal amount	284
TCEH Senior Notes [Member] | Energy Future Intermediate Holding Company LLC [Member]
Related Party Transaction [Line Items]
Principal amount	79
TCEH Term Loan Facilities[Member] | Energy Future Holdings Corp. [Member]
Related Party Transaction [Line Items]
Principal amount	$ 19